Prepaid Forward Contract Equity - Additional Information (Details)		12 Months Ended
	Aug. 13, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 shares
Summary of Investment Holdings [Line Items]
Ordinary shares, issued | shares		170,453,431	126,799,854
Prepayment amount		$ 21,299,979
Funds received from forward purchase agreement		$ 0
Expected Volatility
Summary of Investment Holdings [Line Items]
Fair value of OET option measurement input determined by using Black-Scholes model		0.908
Risk-Free Interest Rate
Summary of Investment Holdings [Line Items]
Fair value of OET option measurement input determined by using Black-Scholes model		0.0458
Expected Life
Summary of Investment Holdings [Line Items]
Fair value of OET option measurement input determined by using Black-Scholes model		1.17
Exercise Price
Summary of Investment Holdings [Line Items]
Fair value of OET option measurement input determined by using Black-Scholes model		10.65
Share Price
Summary of Investment Holdings [Line Items]
Fair value of OET option measurement input determined by using Black-Scholes model		0.18
PNAC | Class A Common Stock
Summary of Investment Holdings [Line Items]
Proceeds from Ordinary Shares Purchase Agreement	$ 21,299,979
PNAC | Class A Common Stock | Forward Purchase Agreement
Summary of Investment Holdings [Line Items]
Ordinary shares, issued | shares	1,999,998